Components of Other Comprehensive Loss	12 Months Ended
Mar. 31, 2021
Disclosure of analysis of other comprehensive income by item [abstract]
Components of Other Comprehensive Loss

31. Components of Other Comprehensive Loss

The following table summarizes the changes in the accumulated balance for each component of accumulated other comprehensive loss attributable to the Company.

	March 31,
	2019	2020	2021
Actuarial (loss)/ gain on defined benefit plan:
Actuarial (loss)/ gain on obligation	(5,776)	25,396	2,009
Income tax expense	250	(881)	215
Total	(5,526)	24,515	2,224

Foreign currency translation:
Foreign currency translation differences	(4,834)	(28,658)	(4,552)
Income tax expense	-	-	-
Total	(4,834)	(28,658)	(4,552)